Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2019 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Gain (loss) recognized	¥ 0